Decommissioning and Other Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Decommissioning and Other Provisions

	$ million
	Decommissioning and restoration		Legal	Environmental	Redundancy	Other	Total
At January 1, 2020
Current	755		626	263	295	872	2,811
Non-current	18,264		1,185	934	220	1,196	21,799
	19,019		1,811	1,197	515	2,068	24,610
Additions	1,697	[A]	502	199	986	2,386	5,770
Amounts charged against provisions	(433)		(522)	(138)	(375)	(388)	(1,856)
Accretion expense	448		17	21	1	10	497
Disposals	(154)		—	(7)	—	(18)	(179)
Remeasurements and other movements	2,090		(59)	(73)	(241)	(265)	1,452
Currency translation differences	508		1	26	52	53	640
	4,156		(61)	28	423	1,778	6,324
At December 31, 2020
Current	900		521	273	673	1,257	3,624
Non-current	22,275		1,229	952	265	2,589	27,310
	23,175		1,750	1,225	938	3,846	30,934

At January 1, 2019
Current	876		213	264	441	1,547	3,341
Non-current	17,057		1,247	1,074	280	1,528	21,186
	17,933		1,460	1,338	721	3,075	24,527
Additions	625		585	229	290	535	2,264
Amounts charged against provisions	(797)		(216)	(223)	(304)	(562)	(2,102)
Accretion expense	644		28	16	3	25	716
Disposals	(1,238)		—	(8)	—	(14)	(1,260)
Remeasurements and other movements	1,696		(45)	(155)	(192)	(988)	316
Currency translation differences	156		(1)	—	(3)	(3)	149
	1,086		351	(141)	(206)	(1,007)	83
At December 31, 2019
Current	755		626	263	295	872	2,811
Non-current	18,264		1,185	934	220	1,196	21,799
	19,019		1,811	1,197	515	2,068	24,610
[A] Includes $798 million additions for the recognition of decommissioning and restoration provisions in Integrated Gas and Upstream and $899 million for the recognition of decommissioning and restoration provisions for manufacturing facilities in Oil Products.